Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2021

F35-QTLY-0821
1.818371.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/15/21 to 9/23/21
(Cost $12,889,695)	12,890,000	12,889,217
	Shares	Value

Domestic Equity Funds - 45.5%
Fidelity Series All-Sector Equity Fund (a)	39,149,835	$498,377,402
Fidelity Series Blue Chip Growth Fund (a)	40,543,261	780,863,204
Fidelity Series Commodity Strategy Fund (a)	145,252,677	809,057,408
Fidelity Series Growth Company Fund (a)	75,205,671	1,989,190,004
Fidelity Series Intrinsic Opportunities Fund (a)	90,280,689	2,054,788,481
Fidelity Series Large Cap Stock Fund (a)	90,412,662	1,790,170,715
Fidelity Series Large Cap Value Index Fund (a)	42,634,566	658,704,039
Fidelity Series Opportunistic Insights Fund (a)	45,317,372	1,026,891,656
Fidelity Series Small Cap Discovery Fund (a)	15,982,091	222,470,703
Fidelity Series Small Cap Opportunities Fund (a)	40,550,268	738,825,877
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,403,934	1,518,107,482
Fidelity Series Value Discovery Fund (a)	69,215,572	1,164,205,915
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,095,324,343)		13,251,652,886

International Equity Funds - 36.2%
Fidelity Series Canada Fund (a)	48,048,988	673,646,808
Fidelity Series Emerging Markets Fund (a)	32,572,022	397,378,668
Fidelity Series Emerging Markets Opportunities Fund (a)	132,943,906	3,570,873,317
Fidelity Series International Growth Fund (a)	91,686,470	1,793,387,352
Fidelity Series International Small Cap Fund (a)	24,918,303	554,930,599
Fidelity Series International Value Fund (a)	159,924,052	1,786,351,659
Fidelity Series Overseas Fund (a)	131,328,242	1,790,003,939
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,147,061,570)		10,566,572,342

Bond Funds - 17.7%
Fidelity Series Emerging Markets Debt Fund (a)	17,009,925	158,532,501
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,928,830	51,111,968
Fidelity Series Floating Rate High Income Fund (a)	3,119,138	28,852,029
Fidelity Series High Income Fund (a)	18,933,015	181,567,610
Fidelity Series Inflation-Protected Bond Index Fund (a)	52,887,664	580,706,548
Fidelity Series International Credit Fund (a)	1,195,980	12,091,354
Fidelity Series Investment Grade Bond Fund (a)	268,878,693	3,151,258,287
Fidelity Series Long-Term Treasury Bond Index Fund (a)	105,286,514	881,248,121
Fidelity Series Real Estate Income Fund (a)	9,422,117	109,484,996
TOTAL BOND FUNDS
(Cost $5,094,405,231)		5,154,853,414

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	4,290,208	4,291,066
Fidelity Series Government Money Market Fund 0.08% (a)(c)	130,195,140	130,195,140
Fidelity Series Short-Term Credit Fund (a)	2,771,409	28,157,518
TOTAL SHORT-TERM FUNDS
(Cost $161,809,687)		162,643,724
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,511,490,526)		29,148,611,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		150,147
NET ASSETS - 100%		$29,148,761,730

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,247
Total	$1,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,209,863	$17,395,128	$33,313,925	$--	$--	$4,291,066	0.0%
Total	$20,209,863	$17,395,128	$33,313,925	$--	$--	$4,291,066

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$498,332,105	$10,131,111	$51,715,510	$--	$5,472,702	$36,156,994	$498,377,402
Fidelity Series Blue Chip Growth Fund	790,586,328	36,452,720	129,258,446	--	12,537,358	70,545,244	780,863,204
Fidelity Series Canada Fund	620,064,288	35,034,305	40,810,850	--	4,093,716	55,265,349	673,646,808
Fidelity Series Commodity Strategy Fund	796,193,554	8,180,771	100,019,368	--	3,753,325	100,949,126	809,057,408
Fidelity Series Emerging Markets Debt Fund	155,059,322	9,147,305	9,785,692	1,741,243	(228,829)	4,340,395	158,532,501
Fidelity Series Emerging Markets Debt Local Currency Fund	49,865,203	2,396,178	2,895,477	--	(50,549)	1,796,613	51,111,968
Fidelity Series Emerging Markets Fund	420,498,040	12,712,595	54,015,745	--	5,840,665	12,343,113	397,378,668
Fidelity Series Emerging Markets Opportunities Fund	3,803,752,964	100,695,867	507,212,814	--	78,035,713	95,601,587	3,570,873,317
Fidelity Series Floating Rate High Income Fund	30,025,987	622,217	1,987,638	294,988	(82,470)	273,933	28,852,029
Fidelity Series Government Money Market Fund 0.08%	190,570,103	7,753,413	68,128,376	26,479	--	--	130,195,140
Fidelity Series Growth Company Fund	2,017,702,801	83,590,676	367,882,933	--	33,138,667	222,640,793	1,989,190,004
Fidelity Series High Income Fund	177,433,089	11,361,584	11,232,125	2,179,348	165,657	3,839,405	181,567,610
Fidelity Series Inflation-Protected Bond Index Fund	577,049,573	23,164,909	32,247,906	--	171,250	12,568,722	580,706,548
Fidelity Series International Credit Fund	11,866,704	68,964	--	68,965	--	90,654	12,091,354
Fidelity Series International Growth Fund	1,737,532,532	45,580,461	142,777,748	--	8,940,115	144,111,992	1,793,387,352
Fidelity Series International Small Cap Fund	544,024,154	9,307,961	38,854,137	--	6,641,922	33,810,699	554,930,599
Fidelity Series International Value Fund	1,736,400,806	120,635,931	121,410,365	--	10,139,740	40,585,547	1,786,351,659
Fidelity Series Intrinsic Opportunities Fund	2,025,282,454	60,585,111	141,343,774	--	28,091,067	82,173,623	2,054,788,481
Fidelity Series Investment Grade Bond Fund	2,936,866,713	289,999,550	125,352,677	15,338,298	(2,852,049)	52,596,750	3,151,258,287
Fidelity Series Large Cap Stock Fund	1,770,521,782	23,300,180	130,435,466	--	31,004,036	95,780,183	1,790,170,715
Fidelity Series Large Cap Value Index Fund	652,667,781	12,481,659	39,973,419	--	7,648,860	25,879,158	658,704,039
Fidelity Series Long-Term Treasury Bond Index Fund	784,569,941	113,299,260	66,919,077	4,976,652	(14,474,578)	64,772,575	881,248,121
Fidelity Series Opportunistic Insights Fund	1,033,552,678	21,693,768	143,065,995	--	9,243,112	105,468,093	1,026,891,656
Fidelity Series Overseas Fund	1,740,416,996	63,896,054	151,965,028	--	17,187,910	120,468,007	1,790,003,939
Fidelity Series Real Estate Income Fund	109,837,753	1,283,559	7,173,311	153,124	30,734	5,506,261	109,484,996
Fidelity Series Short-Term Credit Fund	40,139,745	842,452	12,807,554	128,918	242,963	(260,088)	28,157,518
Fidelity Series Small Cap Discovery Fund	221,562,014	24,482,238	16,406,923	22,219,591	5,013,551	(12,180,177)	222,470,703
Fidelity Series Small Cap Opportunities Fund	741,131,347	29,499,412	53,199,695	--	12,596,566	8,798,247	738,825,877
Fidelity Series Stock Selector Large Cap Value Fund	1,496,642,642	29,736,093	96,336,408	--	15,109,758	72,955,397	1,518,107,482
Fidelity Series Value Discovery Fund	1,150,972,470	26,197,739	77,591,106	--	20,624,335	44,002,477	1,164,205,915
	$28,861,121,869	$1,214,134,043	$2,742,805,563	$47,127,606	$298,035,247	$1,500,880,672	$29,131,431,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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